Short-term borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term borrowings:
Short-term borrowings	$ 3,679	$ 5,287	$ 3,988
Notes payable to banks
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	6.30%	5.80%	7.20%
Commercial paper
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.50%	0.60%	1.00%
Demand Notes [Member]
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.80%	0.80%	0.90%
Machinery and Power Systems
Short-term borrowings:
Short-term borrowings	16	636	93
Machinery and Power Systems | Notes payable to banks
Short-term borrowings:
Short-term borrowings	16	484	93
Machinery and Power Systems | Notes payable to former shareholders of Siwei [Member]
Short-term borrowings:
Short-term borrowings	0	152	0
Machinery and Power Systems | Commercial paper
Short-term borrowings:
Short-term borrowings	0	0	0
Financial Products
Short-term borrowings:
Short-term borrowings	3,663	4,651	3,895
Financial Products | Notes payable to banks
Short-term borrowings:
Short-term borrowings	545	418	527
Financial Products | Commercial paper
Short-term borrowings:
Short-term borrowings	2,502	3,654	2,818
Financial Products | Demand Notes [Member]
Short-term borrowings:
Short-term borrowings	$ 616	$ 579	$ 550